FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2017	2016

Interest on borrowings [1]		740	758
Interest on post-employment benefits liability	22	12	9
(Gain) loss on foreign exchange		(107)	13
Change in fair value of derivative instruments		99	(16)
Capitalized interest		(18)	(18)
Other		20	15

Total finance costs		746	761

[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.